SUPPLEMENT Dated August 18, 2009 To The Current Prospectus For ING GoldenSelect Generations

Issued By ING USA Annuity and Life Insurance Company Through Its Separate Account B

The purpose of this supplement is:

  To notify you of forthcoming reorganizations and liquidations involving certain investment portfolios currently available under your variable annuity contract; and
  To make available additional investment portfolios to facilitate the reorganizations.

PLEASE NOTE: These new investment portfolios will not be available under your variable annuity contract until a date near in time to the effective date of the reorganizations.

If you have any questions, or to give us alternative allocation instructions, please call our Customer Service Center at 1-800-366-0066.

PLEASE READ THIS SUPPLEMENT CAREFULLY AND KEEP IT WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

NOTICE OF REORGANIZATIONS

Effective after the close of business on October 23, 2009, the following investment portfolios indicated as Disappearing Portfolios will reorganize into and become part of the investment portfolios indicated as Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING LifeStyle Aggressive Growth Portfolio (Class S)	ING Retirement Growth Portfolio (ADV Class)
ING LifeStyle Growth Portfolio (Class S)	ING Retirement Growth Portfolio (ADV Class)
ING LifeStyle Conservative Portfolio (Class S)	ING Retirement Conservative Portfolio (ADV Class)
ING LifeStyle Moderate Growth Portfolio (Class S)	ING Retirement Moderate Growth Portfolio (ADV Class)
ING LifeStyle Moderate Portfolio (Class S)	ING Retirement Moderate Portfolio (ADV Class)

Each of the Surviving Portfolios is an Accepted Fund. This designation is important for you to know if you purchased a living benefit rider, along with your contract, which has an asset allocation requirement and is subject to periodic rebalancing, namely, Fixed Allocation Funds Automatic Rebalancing.

Each of the Surviving Portfolios is also designated as a Covered Fund for purposes of certain optional living benefit riders and the enhanced death benefits. Contract value allocated to a Covered Fund is eligible for inclusion in calculating the guaranteed portion of a benefit associated with, and subject to classifications of the investment portfolios available under, your contract.

Please refer to the prospectus for more information.

Important Information Regarding Reorganizations:

These reorganizations will be administered pursuant to an agreement, which has been approved by the board of trustees of the Disappearing Portfolios. The reorganization agreement will also be subject to

Generations – 154353	1 of 4	08/2009

shareholder approval. If shareholder approval is obtained, it is expected that the reorganizations will take place after the close of business on October 23, 2009, resulting in a shareholder of a given Disappearing Portfolio becoming a shareholder of the corresponding Surviving Portfolio. Each shareholder will thereafter hold shares of the Surviving Portfolio having equal aggregate value as shares of the Disappearing Portfolio, and the Disappearing Portfolio will no longer be available under the contract.

Unless you provide us with alternative allocation instructions, all future allocations directed to a given Disappearing Portfolio will be automatically allocated to the corresponding Surviving Portfolio. As a consequence of these reorganizations, pursuant to Fixed Allocation Funds Automatic Rebalancing, your contract value may be automatically rebalanced in order to conform to the required specified percentage of contract value in the Fixed Allocation Funds. Please refer to the prospectus for the details of Fixed Allocation Funds Automatic Rebalancing.

References in the prospectus to the Disappearing Portfolios are hereby deleted, effective on and after October 26, 2009.

NOTICE OF LIQUIDATIONS

Effective after the close of business on October 23, 2009, the following investment portfolios indicated as Liquidating Portfolios will liquidate and the proceeds will be placed in the investment portfolios indicated as Surviving Portfolios:

Liquidating Portfolios	Surviving Portfolios
ING Multi-Manager International Small Cap Equity	ING Intermediate Bond Portfolio (Class S)
Portfolio (Class S)
ING Global Equity Option Portfolio (Class S)	ING Intermediate Bond Portfolio (Class S)

The Surviving Portfolio is a Fixed Allocation Fund. This designation is important for you to know if you purchased a living benefit rider, along with your contract, which has an asset allocation requirement and is subject to periodic rebalancing, namely, Fixed Allocation Funds Automatic Rebalancing. Please refer to the prospectus for the details of Fixed Allocation Funds Automatic Rebalancing.

The Surviving Portfolio is designated as a Covered Fund for purposes of certain optional living benefit riders and the enhanced death benefits. Contract value allocated to a Covered Fund is eligible for inclusion in calculating the guaranteed portion of a benefit associated with, and subject to classifications of the investment portfolios available under, your contract. Please refer to the prospectus for more information.

Important Information Regarding Liquidations:

Each liquidation will be administered pursuant to a plan of liquidation and dissolution, which has been approved by the boards of trustees of the Liquidating Portfolios. The plans are subject to shareholder approval. If shareholder approval is obtained, each liquidation and dissolution is expected to take place after the close of business on October 23, 2009. These liquidations and dissolutions are being proposed because the Liquidating Portfolios have been less than popular with the public than originally anticipated, and it is not anticipated that the Liquidating Portfolios will gather substantial assets in the future. Maintaining the Liquidating Portfolios at their respective current asset levels has been determined not to be beneficial in the long-term to shareholders.

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Before the liquidation date, you may reallocate contract value in a Liquidating Portfolio to another investment portfolio currently available under the contract. This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract. Contract value remaining in the Liquidating Portfolios on the liquidation date will be placed in the Surviving Portfolio. Thereafter, the Liquidating Portfolios will no longer be available under the contract.

Unless you provide us with alternative allocation instructions, all future allocations directed to a given Liquidating Portfolio will be automatically allocated to the corresponding Surviving Portfolio. As a consequence of these liquidations, pursuant to Fixed Allocation Funds Automatic Rebalancing, your contract value may be automatically rebalanced in order to conform to the required specified percentage of contract value in the Fixed Allocation Funds. Please refer to the prospectus for the details of Fixed Allocation Funds Automatic Rebalancing. It is important to request a reallocation before the liquidation date if you do not want your contract value in a Liquidating Portfolio to be placed in the Surviving Portfolio.

References in the prospectus to the Liquidating Portfolios are hereby deleted, effective on and after October 26, 2009.

ADDITIONAL INVESTMENT PORTFOLIOS

Effective on and after October 26, 2009, the following additional investment portfolios will be available under your Contract – with more information about them hereby added to “Appendix B – The Investment Portfolios” (and their names hereby added to the list of available investment portfolios toward the front of the prospectus).

Fund Name	Investment Adviser/	Investment Objective
Subadviser
ING Investors Trust
ING Retirement Growth Portfolio	Investment Adviser: Directed	Seeks a high level of total return
(ADV Class)	Services, LLC	(consisting of capital appreciation and
	Asset Allocation Consultants:	income) consistent with a level of risk
	ING Investment Management Co.	that can be expected to be greater than
that of ING Retirement Moderate
Growth Portfolio.
ING Retirement Conservative Portfolio	Investment Adviser: Directed	Seeks a high level of total return
(ADV Class)	Services, LLC	(consisting of capital appreciation and
	Asset Allocation Consultants:	income) consistent with a conservative
	ING Investment Management Co.	level of risk relative to the other ING
Retirement Portfolios.
ING Retirement Moderate Growth	Investment Adviser: Directed	Seeks a high level of total return
Portfolio (ADV Class)	Services, LLC	(consisting of capital appreciation and
	Asset Allocation Consultants:	income) consistent with a level of risk
	ING Investment Management Co.	that can be expected to be greater than
that of ING Retirement Moderate
Portfolio but less than that of ING
Retirement Growth Portfolio.
ING Retirement Moderate Portfolio	Investment Adviser: Directed	Seeks a high level of total return
(ADV Class)	Services, LLC	(consisting of capital appreciation and
	Asset Allocation Consultants:	income) consistent with a level of risk
	ING Investment Management Co.	that can be expected to be greater than
that of ING Retirement Conservative
Portfolio but less than that of ING
Retirement Moderate Growth Portfolio.

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Each of the above investment portfolios is an Accepted Fund. This designation is important for you to know if you purchased a living benefit rider, along with your contract, which has an asset allocation requirement and is subject to periodic rebalancing, namely, Fixed Allocation Funds Automatic Rebalancing. These investment portfolios are hereby added to the list of currently available Accepted Funds, wherever appropriate.

Each of the above investment portfolios is also designated as a Covered Fund for purposes of certain optional living benefit riders and the enhanced death benefits. Contract value allocated to a Covered Fund is eligible for inclusion in calculating the guaranteed portion of a benefit associated with, and subject to classifications of the investment portfolios available under, your contract.

Please refer to the prospectus for more information.

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4 of 4

08/2009

SUPPLEMENT Dated August 18, 2009
To The Current Prospectus For

Wells Fargo ING Landmark
Wells Fargo ING Opportunities

Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account B

The purpose of this supplement is:

  To notify you of forthcoming reorganizations involving certain investment portfolios currently available under your variable annuity contract; and
  To make available additional investment portfolios to facilitate the reorganizations.

PLEASE NOTE: These new investment portfolios will not be available under your variable annuity contract until a date near in time to the effective date of the reorganizations.

If you have any questions, or want to give us alternative allocation instructions, please call our Customer Service Center at 1-800-366-0066.

PLEASE READ THIS SUPPLEMENT CAREFULLY AND KEEP IT WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

NOTICE OF REORGANIZATIONS

Effective after the close of business on October 23, 2009, the following investment portfolios indicated as Disappearing Portfolios will reorganize into and become part of the investment portfolios indicated as Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING LifeStyle Aggressive Growth Portfolio (Class S)	ING Retirement Growth Portfolio (ADV Class)
ING LifeStyle Growth Portfolio (Class S)	ING Retirement Growth Portfolio (ADV Class)
ING LifeStyle Moderate Growth Portfolio (Class S)	ING Retirement Moderate Growth Portfolio (ADV Class)
ING LifeStyle Moderate Portfolio (Class S)	ING Retirement Moderate Portfolio (ADV Class)

Each of the Surviving Portfolios is an Accepted Fund. This designation is important for you to know if you purchased a living benefit rider, along with your contract, which has an asset allocation requirement and is subject to periodic rebalancing, namely, Fixed Allocation Funds Automatic Rebalancing.

Each of the Surviving Portfolios is also designated as a Covered Fund for purposes of certain optional living benefit riders and the enhanced death benefits. Contract value allocated to a Covered Fund is eligible for inclusion in calculating the guaranteed portion of a benefit associated with, and subject to classifications of the investment portfolios available under, your contract.

Please refer to the prospectus for more information.

Important Information Regarding Reorganizations:

These reorganizations will be administered pursuant to an agreement, which has been approved by the board of trustees of the Disappearing Portfolios. The reorganization agreement will also be subject to shareholder approval. If shareholder approval is obtained, it is expected that the reorganizations will take place after the close of business on October 23, 2009, resulting in a shareholder of a given Disappearing

WF Landmark/Oppo – 154362	1 of 2	08/2009

Portfolio becoming a shareholder of the corresponding Surviving Portfolio. Each shareholder will thereafter hold shares of the Surviving Portfolio having equal aggregate value as shares of the Disappearing Portfolio, and the Disappearing Portfolio will no longer be available under the contract.

Unless you provide us with alternative allocation instructions, all future allocations directed to a given Disappearing Portfolio will be automatically allocated to the corresponding Surviving Portfolio. As a consequence of these reorganizations, pursuant to Fixed Allocation Funds Automatic Rebalancing, your contract value may be automatically rebalanced in order to conform to the required specified percentage of contract value in the Fixed Allocation Funds. Please refer to the prospectus for the details of Fixed Allocation Funds Automatic Rebalancing.

References in the prospectus to the Disappearing Portfolios are hereby deleted, effective on and after October 26, 2009.

ADDITIONAL INVESTMENT PORTFOLIOS

Effective on and after October 26, 2009, the following additional investment portfolios will be available under your Contract –with more information about them hereby added to “Appendix B – The Investment Portfolios” (and their names hereby added to the list of available investment portfolios toward the front of the prospectus).

Fund Name	Investment Adviser/Subadviser	Investment Objective

ING Investors Trust
ING Retirement Growth Portfolio	Investment Adviser: Directed	Seeks a high level of total return
(ADV Class)	Services, LLC	(consisting of capital appreciation and
	Asset Allocation Consultants:	income) consistent with a level of risk that
	ING Investment Management Co.	can be expected to be greater than that of
ING Retirement Moderate Growth
Portfolio.

ING Retirement Moderate Growth	Investment Adviser: Directed	Seeks a high level of total return
Portfolio (ADV Class)	Services, LLC	(consisting of capital appreciation and
	Asset Allocation Consultants:	income) consistent with a level of risk that
	ING Investment Management Co.	can be expected to be greater than that of
ING Retirement Moderate Portfolio but
less than that of ING Retirement Growth
Portfolio.

ING Retirement Moderate Portfolio	Investment Adviser: Directed	Seeks a high level of total return
(ADV Class)	Services, LLC	(consisting of capital appreciation and
	Asset Allocation Consultants:	income) consistent with a level of risk that
	ING Investment Management Co.	can be expected to be greater than that of
ING Retirement Conservative Portfolio
but less than that of ING Retirement
Moderate Growth Portfolio.

Each of the above investment portfolios is an Accepted Fund. This designation is important for you to know if you purchased a living benefit rider, along with your contract, which has an asset allocation requirement and is subject to periodic rebalancing, namely, Fixed Allocation Funds Automatic Rebalancing. These investment portfolios are hereby added to the list of currently available Accepted Funds, wherever appropriate.

Each of the above investment portfolios is also designated as a Covered Fund for purposes of certain optional living benefit riders and the enhanced death benefits. Contract value allocated to a Covered Fund is eligible for inclusion in calculating the guaranteed portion of a benefit associated with, and subject to classifications of the investment portfolios available under, your contract.

Please refer to the prospectus for more information.

WF Landmark/Oppo – 154362	2 of 2	08/2009